Related parties (Details 2) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Key Management Personnel Compensation [Line Items]
Salaries and other benefits	₨ 8	₨ 7	₨ 5
Total	36,299	33,802	33,562
Key Management Personnel [Member]
Disclosure Of Key Management Personnel Compensation [Line Items]
Salaries and other benefits	803	684	668
Contributions to defined contribution plans	34	34	35
Commission to directors	301	298	243
Share-based payments expense	259	165	99
Total	₨ 1,397	₨ 1,181	₨ 1,045